Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Transaction expenses related to the business combination	$ 26,338	$ 41,286	$ 86,799	$ 216,025
Credit loss on accounts receivable			0	0
Allowance for doubtful accounts	$ 32,457		$ 32,457	$ 0
Useful life of asset	3 years		3 years
TAD
Summary of Significant Accounting Policies
Percentage of ownership interest in VSee Lab	53.80%		53.80%